Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 7,237,165	$ 8,499,414
Intangible asset impairment charge	0	8,639,000
General and administrative	8,735,015	7,445,277
Depreciation	0	93,416
Loss from operations	(15,972,180)	(24,677,107)
Other income:
Interest income	380,752	137,487
Loss before income taxes	(15,591,428)	(24,539,620)
Income tax benefit	0	443,893
Net loss	$ (15,591,428)	$ (24,095,727)
Share information:
Net loss per share of common stock, basic and diluted (in dollars per share)	$ (7.65)	$ (12.38)
Weighted average shares outstanding, basic and diluted (in dollars per share)	$ 2,038,891	$ 1,946,859
Comprehensive loss:
Net loss	$ (15,591,428)	$ (24,095,727)
Unrealized loss on marketable securities	(35,375)	0
Comprehensive loss	$ (15,626,803)	$ (24,095,727)